Cambria Global Momentum ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
Cambria Emerging Shareholder Yield ETF(a)(b)	174,390	$6,293,735
Cambria Foreign Shareholder Yield ETF(a)(b)	216,936	6,434,322
Cambria Global Value ETF(a)(b)	232,630	6,376,388
Graniteshares Gold Trust(c)	194,210	6,300,172
Invesco DB Precious Metals Fund	83,590	6,265,071
iShares Global Consumer Discretionary ETF	33,803	6,359,358
iShares Global Consumer Staples ETF	98,618	6,287,884
iShares Global Financials ETF(a)	57,639	6,401,958
iShares Global Industrials ETF(a)	38,132	6,386,729
iShares Global Infrastructure ETF	108,979	6,438,479
iShares Global Tech ETF	66,931	6,416,675
iShares Global Utilities ETF(a)	87,242	6,547,931
SPDR Bloomberg International Corporate Bond ETF	200,469	6,320,788
United States Commodity Index Fund(c)	85,595	6,365,700
VanEck Bitcoin ETF(c)	189,236	6,252,357
VanEck Gold Miners ETF(a)	124,986	6,454,277
Vanguard FTSE All World ex-US Small-Cap ETF	47,138	6,301,408
TOTAL EXCHANGE TRADED FUNDS (Cost $96,723,990)		108,203,232

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
First American Government Obligations Fund - Class X, 4.23%(d)	4,988,829	4,988,829
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,988,829)		4,988,829

MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 4.24%(d)	585,279	585,279
TOTAL MONEY MARKET FUNDS (Cost $585,279)		585,279

TOTAL INVESTMENTS - 104.6% (Cost $102,298,098)		113,777,340
Liabilities in Excess of Other Assets - (4.6)%		(5,037,623)
TOTAL NET ASSETS - 100.0%		$108,739,717
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $4,868,478.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Global Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$108,203,232	$–	$–	$108,203,232
Investments Purchased with Proceeds from Securities Lending	4,988,829	–	–	4,988,829
Money Market Funds	585,279	–	–	585,279
Total Investments	$113,777,340	$–	$–	$113,777,340

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2025, are as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$-	$6,351,677	$-	$(318,969)	$(91,040)	$6,293,735	174,390	$64,789	$326,109	$25,958
Cambria Foreign Shareholder Yield ETF	6,283,002	-	-	(374,026)	(93,029)	6,434,322	216,936	109,188	586,397	31,978
Cambria Global Value ETF	6,284,673	-	-	(263,766)	(91,478)	6,376,388	232,630	113,437	406,027	40,932
Cambria Tactical Yield ETF	12,402,162	-	-	(12,385,076)	-	-	-	-	26,850	(43,936)
Cambria Tail Risk ETF	6,146,684	-	-	(5,602,679)	(77,197)	-	-	53,016	67,440	(534,248)
	$31,116,521	$6,351,677	$-	$(18,944,516)	$(352,744)	$19,104,445	623,956	$340,430	$1,412,823	$(479,316)